SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 35.9%
Federal Home Loan Mortgage Corporation - 4.7%
96,370	4.00	7/1/25	102,268
793,632	5.00	5/1/42	894,799
1,702,957	5.50	8/1/49	2,006,908
50,998	5.82	10/1/37	57,194
394,509	6.50	12/1/34	461,424
1,482,963	6.50	11/1/35	1,700,945
1,824,977	6.50	9/1/39	2,106,695
185,067	6.88	2/17/31	212,863
46,069	7.00	8/1/27	47,596
517,574	7.00	4/1/28	565,041
3,612,765	7.00	12/1/31	4,153,646
432,890	7.00	2/1/37	497,563
314,452	7.00	4/1/37	368,182
4,612,754	7.00	10/1/37	5,352,923
2,270,129	7.00	10/1/38	2,623,638
43,645	7.38	12/17/24	45,289
66,083	7.50	1/1/31	68,047
377,664	7.50	1/1/32	438,810
256,483	7.50	8/1/32	283,221
8,146	7.95	10/1/25	8,179
4,835	7.95	11/1/25	4,852
19,604	8.00	5/1/31	19,685
57,791	8.00	11/1/36	68,383
110,209	8.00	1/1/37	133,544
46,402	8.50	12/1/21	47,567
99,902	8.50	6/20/27	114,591
22,834	8.50	12/1/29	25,079
85,066	8.50	3/1/31	99,366
8,635	9.00	11/1/25	8,669
19,162	9.00	3/20/27	19,290
50,760	9.00	2/17/31	50,989
39,666	9.00	5/1/31	42,678
1,440	9.50	12/17/21	1,436
120	10.00	3/17/25	119
28	10.00	3/25/25	28
1,154	10.00	7/1/30	1,156

			22,632,663

Federal National Mortgage Association - 20.1%
3,100,000	2.48	2/1/35	3,393,482
3,100,000	2.68	2/1/35	3,388,890
5,673,162	2.93	12/1/24	5,800,759
3,669,559	4.50	4/1/48	4,019,137
2,034,696	5.00	9/1/43	2,381,497
12,112,494	5.00	2/1/49	14,151,387
616,550	5.00	6/1/51	698,588
1	5.50	2/15/29	1
374,945	5.50	6/1/33	417,267
5,190,456	5.50	12/1/41	6,183,048
3,511,941	5.50	1/1/49	4,146,484
2,730,315	5.50	5/1/49	3,050,964
1,724,346	5.50	4/1/50	1,929,845

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
874,211	5.93	5/1/35	872,881
492,757	6.00	11/1/34	592,216
140,440	6.00	5/1/37	159,560
57,210	6.00	9/1/37	62,356
1,686,653	6.00	4/1/38	1,994,435
453,616	6.00	2/1/40	524,200
5,156,362	6.00	5/1/41	6,197,551
2,034,146	6.03	11/1/43	2,368,398
1,756	6.50	1/1/22	1,760
1,271,813	6.50	2/1/29	1,424,903
157,383	6.50	3/1/29	169,336
3,217,393	6.50	12/1/30	3,692,242
253,679	6.50	6/1/31	291,087
368,799	6.50	4/1/32	423,659
52,353	6.50	8/1/34	59,857
352,734	6.50	11/1/34	403,415
827,471	6.50	12/1/36	943,623
230,798	6.50	1/1/39	255,354
2,637,246	6.50	6/1/40	3,071,617
1,229,068	6.50	9/1/40	1,410,611
1,075,730	6.75	6/1/32	1,274,918
816,695	6.85	6/1/40	943,854
4,780	7.00	9/1/21	4,838
25,455	7.00	3/1/22	25,962
28,844	7.00	6/1/22	29,482
13,065	7.00	1/1/24	13,176
21,858	7.00	2/1/26	23,470
64,538	7.00	9/1/27	70,210
33,509	7.00	10/1/27	36,762
134,013	7.00	11/1/27	149,280
28,624	7.00	1/1/28	31,229
25,200	7.00	10/1/32	27,592
3,522,466	7.00	12/1/32	4,162,002
87,699	7.00	7/1/33	99,113
100,539	7.00	7/1/34	114,959
10,925	7.00	12/1/37	12,394
1,940,142	7.00	3/1/39	2,358,470
4,313,226	7.00	1/1/40	4,989,696
460,294	7.00	9/1/47	496,086
8,104	7.50	6/1/22	8,167
70	7.50	8/1/22	70
6,461	7.50	12/1/22	6,521
14,754	7.50	3/1/23	14,916
97,619	7.50	4/1/32	111,242
9,824	7.50	8/1/32	10,134
138,238	7.50	1/1/34	155,207
3,059,966	7.50	10/1/38	3,640,575
1,348,271	7.50	11/1/38	1,595,636
11,045	7.64	7/20/30	11,193
5,920	7.99	8/20/25	5,993
24,876	8.00	10/1/23	24,972
133,013	8.00	6/1/25	143,025
5,244	8.00	7/20/28	5,318

DECEMBER 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
73,206	8.00	2/1/31	85,668
156,518	8.00	1/1/32	171,547
60,340	8.00	11/1/37	72,706
315,587	8.00	3/1/38	394,452
67,436	8.19	11/15/31	76,248
69,487	8.50	11/1/26	73,186
61,748	8.50	3/1/28	64,884
39,905	8.50	10/1/28	45,286
2,584	8.50	11/1/28	2,589
124,798	8.50	4/1/29	141,732
38,382	8.50	10/1/29	38,775
67,984	8.50	7/1/30	80,822
47,210	8.50	8/1/30	57,987
158,938	8.50	4/1/32	195,484
151,813	8.50	1/1/37	178,301
9,187	9.00	9/1/24	9,303
2,551	9.00	6/15/25	2,585
22,674	9.00	5/15/28	23,059
20,902	9.00	6/1/30	21,382
15	9.00	7/1/30	16
11,428	9.00	10/1/30	12,593
71,841	9.00	2/1/31	75,081
19,906	9.00	7/1/31	19,979
28,738	9.00	10/1/31	33,857
64,055	9.00	8/1/37	67,654
23,195	9.00	1/1/38	23,409
159,532	9.00	2/1/38	176,586
46	9.24	3/15/22	47
17,433	9.50	8/1/24	17,637
107,215	9.50	5/1/29	124,117
16,637	9.50	4/1/30	18,605
123,271	9.50	8/1/31	143,238
26,309	10.00	2/1/28	26,725
85,833	10.00	6/1/30	98,386

			97,650,798

Government National Mortgage Association - 10.6%
127,524	4.00	12/15/24	135,351
455,372	4.00	10/20/30	491,768
8,192,116	4.00	8/20/31	8,845,917
842,385	4.00	12/20/31	909,341
678,235	4.25	10/20/31	736,008
346,478	4.25	3/20/37	375,862
1,828,565	4.75	9/20/31	2,019,952
7,262,352	5.00	12/15/45	8,707,457
3,400,355	5.00	7/20/49	3,762,941
71,743	5.50	9/15/25	78,946
873,546	5.50	5/15/29	961,189
2,022,913	5.75	2/15/29	2,256,438
675,203	5.75	10/20/31	760,665
488,275	6.00	9/15/33	548,994
318,868	6.00	2/20/47	369,945
3,075,379	6.00	7/20/47	3,606,977
38,066	6.25	12/15/23	41,614

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
625,793	6.25	4/15/29		698,926
73,145	6.50	11/15/23		77,341
269,167	6.50	4/15/24		284,486
720,787	6.50	2/20/28		826,167
260,711	6.50	2/20/29		281,122
456,973	6.50	7/20/34		537,010
2,530,472	6.50	2/15/35		2,947,962
16,600	6.50	12/20/38		18,079
236,056	6.50	1/20/39		267,620
130,638	6.50	2/20/39		150,468
275,812	6.50	4/20/39		317,879
356,433	6.50	6/20/39		410,635
526,340	6.50	8/20/39		601,350
335,192	6.50	4/20/43		386,011
3,821,948	7.00	8/15/29		4,418,418
3,998,493	7.00	10/15/29		4,632,325
193,985	7.00	10/15/36		219,910

				51,685,074

Small Business Administration - 0.5%
1,388,517	5.33	8/25/36		1,541,081
693,006	5.33	9/25/36		769,311

				2,310,392

Total Mortgage Pass-Through Securities (cost: $169,189,073)				174,278,927

U.S. Treasury / Federal Agency Securities - 9.2%
U.S. Treasury Bill:
8,800,000	0.08	1/21/21		8,799,633
U.S. Treasury Bond:
25,000,000	0.13	4/30/22		25,005,860
1,900,000	2.00	2/15/50		2,063,578
U.S. Treasury Strip Principal:
9,800,000	1.05	5/15/30	[6]	9,055,708

Total U.S. Treasury / Federal Agency Securities
(cost: $44,731,763)				44,924,779

Collateralized Mortgage Obligations - 51.9%
Federal Home Loan Mortgage Corporation - 12.0%
221,632	5.00	2/15/23		228,798
3,898,343	5.00	11/25/50		4,565,934
2,106,723	5.21	7/25/32	[1]	2,389,452
393,735	5.53	5/15/38	[1]	431,707
935	6.00	9/15/21		946
1,905,566	6.00	1/15/33		2,260,347
2,106,274	6.00	5/15/36		2,501,657
2,537,926	6.00	9/15/42		3,014,841
23,832	6.25	5/15/29		26,021
76,338	6.50	9/15/23		80,934
33,572	6.50	3/15/24		35,990
429,551	6.50	7/15/27		488,553
407,640	6.50	2/15/28		456,716
529,344	6.50	3/15/29		603,083
13,202	6.50	2/15/30		14,785

2

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
410,890	6.50	1/15/31	470,978
860,429	6.50	8/15/31	977,057
149,053	6.50	1/15/32	170,909
68,600	6.50	3/15/32	79,944
377,307	6.50	6/25/32	445,755
213,591	6.50	7/15/32	251,627
4,456,367	6.50	5/15/33	5,313,145
893,198	6.50	5/15/35	1,077,736
464,790	6.50	8/15/39	549,461
808,616	6.50	2/25/43	985,473
513,991	6.50	3/25/43	605,026
660,838	6.50	7/25/43	820,497
619,707	6.50	10/25/43	736,605
3,409,220	6.50	8/15/45	4,082,254
919,369	6.50	2/15/49	1,036,830
10,976	6.70	9/15/23	11,632
439,785	6.75	3/15/28	502,085
418,771	6.95	3/15/28	474,804
32,939	7.00	10/15/22	34,046
3,126	7.00	11/15/22	3,235
108,242	7.00	3/25/23	111,925
6,307	7.00	4/15/23	6,609
26,639	7.00	7/15/23	28,193
69,827	7.00	1/15/24	74,394
39,750	7.00	3/15/24	42,240
57,233	7.00	8/15/25	63,045
53,381	7.00	9/15/26	59,270
104,797	7.00	6/15/29	120,780
284,959	7.00	8/15/29	330,774
332,949	7.00	10/20/29	387,327
47,201	7.00	12/15/29	47,347
60,250	7.00	1/15/30	70,636
225,124	7.00	10/15/30	269,840
134,352	7.00	7/15/31	158,808
74,316	7.00	4/15/32	85,103
488,206	7.00	5/15/32	584,752
2,779,276	7.00	8/15/41	3,302,675
3,460,172	7.00	2/25/43	4,253,869
686,320	7.00	3/25/43	812,068
905,582	7.00	7/25/43	1,118,320
1,388,518	7.00	3/15/49	1,629,865
4,650	7.50	10/15/21	4,723
20,582	7.50	7/15/22	21,105
58,243	7.50	3/15/23	61,295
218,429	7.50	4/15/23	229,706
40,026	7.50	9/20/26	45,469
210,464	7.50	3/15/28	244,259
291,003	7.50	9/15/29	346,128
103,321	7.50	12/15/29	119,160
169,697	7.50	6/15/30	202,669
251,396	7.50	8/15/30	297,425
391,559	7.50	9/15/30	472,809

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
89,232	7.50	11/15/30		105,568
2,616,168	7.50	6/15/34		3,240,946
1,327,699	7.50	8/25/42	[1]	1,754,846
770,689	7.50	9/25/43		915,598
4,242	8.00	7/15/21		4,260
246,048	8.00	2/15/23		259,664
32,163	8.00	4/25/24		34,046
104,024	8.00	2/15/27		119,929
121,985	8.00	11/20/29		144,302
147,163	8.00	1/15/30		175,277
3,119	8.25	6/15/22		3,246
84,764	8.50	3/15/25		95,496
24,594	8.50	3/15/32		29,402

				58,214,031

Federal National Mortgage Association - 21.3%
561,583	1.62	7/25/37	[1]	566,692
552,637	3.39	8/25/43	[1]	588,571
228,361	4.55	6/25/43		254,827
2,582,736	5.00	7/25/40		2,927,187
470,095	5.00	11/25/41		541,841
650,846	5.00	6/25/43		729,796
2,629,353	5.00	11/25/50		3,070,577
3,912,258	5.00	12/25/50		4,623,358
625,192	5.36	6/25/42		723,460
826,204	5.50	9/25/33		948,065
3,859,139	5.50	6/25/40		4,332,934
2,458,574	5.50	2/25/42	[1]	2,753,970
1,576,044	5.57	10/25/42	[1]	1,836,131
1,118,080	5.59	12/25/53	[1]	1,326,650
2,757,007	5.66	12/25/42	[1]	3,087,845
728,590	5.81	8/25/43		833,240
1,472,946	6.00	5/25/30		1,696,751
2,272,474	6.00	5/25/36		2,737,018
202,685	6.00	6/25/36		247,046
2,095,840	6.00	11/25/43		2,447,551
1,051,916	6.00	9/25/46		1,197,221
1,925,990	6.00	2/25/48		2,188,084
1,189,921	6.30	8/25/47	[1]	1,370,792
214,730	6.50	8/20/28		235,333
1,101,643	6.50	1/25/32		1,307,245
172,577	6.50	3/25/32		206,680
317,211	6.50	6/25/32		373,015
244,888	6.50	7/25/36		291,461
82,839	6.50	9/25/36		97,977
1,944,047	6.50	11/25/41		2,299,538
271,094	6.50	3/25/42		314,818
1,280,000	6.50	5/25/42		1,533,212
5,465,217	6.50	7/25/42		5,948,528
281,101	6.50	9/25/42		329,871
699,106	6.50	11/25/42		801,353
1,742,613	6.50	7/25/44		1,873,752
268,125	6.56	2/25/45	[1]	325,144

DECEMBER 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
377,784	6.65	9/25/37	[1]	462,123
2,791,909	6.75	6/25/32		3,348,898
594,619	6.75	4/25/37		670,601
69,284	6.85	12/18/27		79,009
359,798	6.87	8/25/37	[1]	403,334
2,704	7.00	7/25/22		2,770
7,283	7.00	11/25/22		7,587
10,885	7.00	12/25/22		11,283
8,952	7.00	6/25/23		9,436
335,052	7.00	4/25/24		355,406
145,182	7.00	9/18/27		164,600
2,560,948	7.00	5/25/31		2,869,812
1,200,695	7.00	12/25/33		1,423,109
211,222	7.00	9/25/40		248,009
463,072	7.00	10/25/41		532,554
207,817	7.00	11/25/41		253,552
318,917	7.00	12/25/41		376,132
2,863,025	7.00	1/25/42		3,383,500
952,195	7.00	7/25/42		1,151,976
2,069,616	7.00	2/25/44		2,460,077
107,213	7.00	8/25/44		129,578
27,597	7.50	8/20/27		31,560
213,732	7.50	10/25/40		247,598
1,496,120	7.50	11/25/40		1,609,572
753,138	7.50	6/19/41	[1]	894,444
1,432,166	7.50	7/25/41		1,724,587
874,179	7.50	8/25/41		1,047,445
270,732	7.50	11/25/41		330,584
502,313	7.50	1/25/42		604,216
3,449,497	7.50	5/25/42		4,173,339
349,039	7.50	6/25/42		417,498
3,144,799	7.50	8/25/42	[1]	3,917,450
1,087,676	7.50	2/25/44		1,305,999
565,769	7.50	3/25/44		662,470
751,073	7.50	5/25/44		922,458
49,426	7.50	10/25/44		59,978
4,599,660	7.50	1/25/48		5,617,844
16,671	8.00	7/25/22		17,290
41,031	8.00	7/18/27		46,534
524,762	8.00	11/25/37	[1]	629,318
392,765	8.00	7/25/44		457,377
270,161	8.10	11/25/37	[1]	325,072
42,817	8.35	10/25/42	[1]	53,184
35	8.50	9/25/21		36
6,848	8.50	1/25/25		7,579
463,407	8.50	6/25/30		560,240
3,515	9.00	8/25/22		3,716
47,231	9.00	11/25/28		54,850
304,788	9.00	6/25/30		378,403
51,317	9.00	10/25/30		63,474
92,172	9.40	6/25/32	[1]	107,726
70,456	9.50	11/25/31		87,163

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
209,463	9.50	12/25/41		255,752
301,531	11.05	6/25/44	[1]	351,762
959,589	11.28	9/25/42	[1]	1,266,159
16,984	22.27	3/25/39	[1]	26,704

				103,570,261

Government National Mortgage Association - 17.2%
3,704,938	5.00	12/20/50		4,432,032
500,000	5.50	9/20/39		608,377
8,317,373	5.50	10/20/50		9,995,317
2,491,070	5.50	11/20/50		2,986,880
4,036,764	5.50	1/20/51		4,834,025
2,353,384	5.53	11/20/45	[1]	2,753,812
392,489	5.54	4/20/48	[1]	450,683
5,077,994	5.60	4/20/40	[1]	5,934,093
5,531,239	5.81	3/20/45	[1]	6,421,235
757,669	5.99	11/20/43	[1]	888,256
1,854,050	6.00	11/20/33		2,049,390
543,454	6.00	12/20/35		633,765
343,598	6.00	3/20/42		405,368
652,237	6.00	3/20/48		736,121
4,798,333	6.00	3/20/49		5,338,400
1,712,346	6.00	5/20/49		1,891,639
951,556	6.05	10/20/40	[1]	1,133,123
2,005,404	6.15	1/20/39	[1]	2,406,843
394,309	6.42	4/20/37	[1]	444,063
2,040,154	6.48	6/20/41	[1]	2,404,598
1,232,620	6.50	7/20/32		1,231,114
1,302,548	6.50	2/20/37		1,505,783
255,319	6.50	9/16/38		291,515
3,226,433	6.50	8/20/48		3,754,929
1,579,170	6.50	10/20/48		1,773,780
2,854,696	6.50	1/20/49		3,182,273
673,883	6.56	7/20/39	[1]	791,064
1,319,287	6.63	9/20/44	[1]	1,550,374
502,193	6.65	4/20/39	[1]	596,947
1,028,269	6.88	8/20/40	[1]	1,209,635
595,354	6.99	6/20/45	[1]	691,097
128,622	7.00	9/16/33		142,497
372,924	7.00	5/20/42		447,939
1,519,829	7.00	10/20/48		1,700,217
667,183	7.13	12/20/33	[1]	778,561
1,012,194	7.13	12/20/38	[1]	1,191,520
1,545,423	7.31	8/20/38	[1]	1,830,705
3,343,443	7.40	7/20/44	[1]	3,928,987

				83,346,957

Vendee Mortgage Trust - 1.4%
1,168,329	6.21	3/15/25	[1]	1,357,752
1,778,522	6.50	8/15/31		2,031,913
856,725	6.50	10/15/31		1,031,369
632,391	6.75	2/15/26		715,817
732,187	7.00	3/15/28		821,634

4

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
68,210	7.25	9/15/22		70,130
208,546	7.25	9/15/25		233,813
202,676	7.75	5/15/22		209,984
259,816	7.75	9/15/24		284,515
99,963	8.00	2/15/25		108,826
76,263	8.29	12/15/26		87,396

				6,953,149

Total Collateralized Mortgage Obligations (cost: $242,439,682)				252,084,398

Asset-Backed Securities - 1.4%
Federal Home Loan Mortgage Corporation - 0.2%
478	6.09	9/25/29	[1]	478
840,482	7.16	7/25/29		976,206

				976,684

Federal National Mortgage Association - 0.6%
13,200	1 Mo. Libor + 0.34, 0.52%	11/25/32	[1]	12,934
332,122	4.67	9/26/33	[14]	371,688
121,909	4.78	10/25/33	[14]	137,550
1,923,644	5.69	2/25/33	[14]	2,221,149
138	6.47	10/25/31	[14]	134
100,850	6.59	10/25/31	[14]	107,604
284	6.83	7/25/31	[14]	285
6,333	6.99	5/25/32	[14]	6,849
4,661	7.80	6/25/26	[1]	5,290

				2,863,483

Small Business Administration - 0.6%
306,407	5.78	8/1/27		331,611
1,307,691	5.87	7/1/28		1,436,457
1,144,226	6.02	8/1/28		1,255,915

				3,023,983

Total Asset-Backed Securities (cost: $6,304,594)				6,864,150

Quantity Name of Issuer	Fair Value ($)
Short-Term Securities - 1.8%
8,966,003 Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	8,966,003

(cost: $8,966,003)
Total Investments in Securities - 100.2% (cost: $471,631,115)	487,118,257

Call Options Written [10,19] - (0.1%)
(premiums received: $567,972)	(700,782)

Other Assets and Liabilities, net - (0.1%)	(454,970)

Total Net Assets - 100.0%	$485,962,505

[1]

Variable rate security. Rate disclosed is as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[10]	The amount of $2,500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2020.
[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2020.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

DECEMBER 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit U.S. Government Securities Fund (Continued)

(19) Options outstanding as of December 31, 2020 were as follows:

Description	Contracts	Strike Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($
Call Options Written - U.S. Treasury Futures:
5-Year	1,300	125.75	February 2021	StoneX Financial, Inc.	163,475,000	(567,972)	(700,782)

A summary of the levels for the Fund’s investments as of December 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	174,278,927	—	174,278,927
U.S. Treasury / Federal Agency Securities	—	44,924,779	—	44,924,779
Collateralized Mortgage Obligations	—	252,084,398	—	252,084,398
Asset-Backed Securities	—	6,864,150	—	6,864,150
Short-Term Securities	8,966,003	—	—	8,966,003
	8,966,003	478,152,254	—	487,118,257
Liabilities
Call Options Written	(700,782)	—	—	(700,782)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6